UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of July 31, 2017 (Unaudited)

Deutsche Unconstrained Income Fund

(On October 2, 2017, Deutsche Unconstrained Income Fund will be renamed Deutsche Multisector Income Fund.)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.5%
Consumer Discretionary 4.7%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		850,000	862,112
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,995,840
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (b)		850,000	846,813
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		180,000	184,050
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		305,000	314,150
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,640,000	1,764,017
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,348,000	1,371,590
CSC Holdings LLC:
5.25%, 6/1/2024		230,000	238,855
144A, 5.5%, 4/15/2027		1,800,000	1,917,000
144A, 10.125%, 1/15/2023		1,000,000	1,163,750
CVS Health Corp., 5.125%, 7/20/2045		330,000	378,698
Dana, Inc., 5.5%, 12/15/2024		185,000	191,706
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		105,000	105,525
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	450,425
Nordstrom, Inc.:
4.0%, 3/15/2027		290,000	287,712
5.0%, 1/15/2044		460,000	451,973
Penske Automotive Group, Inc., 5.5%, 5/15/2026		245,000	245,613
SFR Group SA, 144A, 7.375%, 5/1/2026		1,785,000	1,932,262
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		325,000	331,500
144A, 8.5%, 10/15/2022		215,000	225,750
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	299,089
			15,558,430
Consumer Staples 0.5%
Cott Beverages, Inc., 5.375%, 7/1/2022		560,000	581,000
Kraft Heinz Foods Co., 4.375%, 6/1/2046		835,000	811,329
Molson Coors Brewing Co., 4.2%, 7/15/2046		205,000	202,550
			1,594,879
Energy 6.9%
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		100,000	102,250
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		350,000	353,668
4.95%, 6/1/2047		275,000	286,791
Continental Resources, Inc., 5.0%, 9/15/2022		1,000,000	990,620
Enbridge, Inc., 5.5%, 12/1/2046		265,000	305,114
Energy Transfer LP, 5.95%, 10/1/2043		150,000	157,666
EnLink Midstream Partners LP, 5.45%, 6/1/2047		420,000	424,715
Halliburton Co., 4.85%, 11/15/2035		200,000	215,487
Hess Corp.:
5.6%, 2/15/2041		625,000	626,199
5.8%, 4/1/2047		315,000	320,209
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		855,000	833,625
KazMunayGas National Co. JSC, 144A, 3.875%, 4/19/2022		6,000,000	5,970,000
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		520,000	490,431
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)		305,000	314,531
Marathon Oil Corp., 5.2%, 6/1/2045		400,000	397,570
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (b)		500,000	483,750
Noble Holding International Ltd., 5.75%, 3/16/2018		80,000	80,400
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		615,000	608,850
6.875%, 1/15/2023		15,000	14,737
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	2,840,000	3,514,177
Range Resources Corp.:
4.875%, 5/15/2025		180,000	174,600
144A, 5.875%, 7/1/2022		155,000	158,294
Regency Energy Partners LP, 4.5%, 11/1/2023		200,000	209,889
Rice Energy, Inc., 7.25%, 5/1/2023		70,000	75,162
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		270,000	263,851
Transcanada Trust, 5.3%, 3/15/2077		1,300,000	1,345,500
Weatherford International Ltd., 144A, 9.875%, 2/15/2024 (b)		800,000	858,000
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	1,187,550
WPX Energy, Inc.:
6.0%, 1/15/2022		1,000,000	1,027,500
8.25%, 8/1/2023		270,000	297,000
YPF SA, 144A, 8.5%, 7/28/2025 (b)		750,000	832,725
			22,920,861
Financials 5.8%
Akbank TAS, 144A, 5.0%, 10/24/2022		4,500,000	4,544,136
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	246,837
Ares Capital Corp., 3.625%, 1/19/2022		290,000	294,871
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	165,318
BNP Paribas SA, 144A, 4.625%, 3/13/2027		1,450,000	1,538,189
Credit Agricole SA, 144A, 4.125%, 1/10/2027		690,000	719,858
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		525,000	549,588
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023		330,000	343,896
4.55%, 4/17/2026		280,000	300,189
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		320,000	332,988
FS Investment Corp., 4.75%, 5/15/2022		450,000	468,980
HSBC Holdings PLC, 4.375%, 11/23/2026		695,000	730,149
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	225,839
Legg Mason, Inc., 5.625%, 1/15/2044		310,000	332,436
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		120,000	126,900
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	61,157
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,526,250
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		270,000	306,422
Royal Bank of Scotland Group PLC:
3.498%, 5/15/2023		760,000	768,947
3.875%, 9/12/2023		320,000	328,132
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		985,000	1,000,253
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		425,000	434,873
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	203,796
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022		1,800,000	1,822,140
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		1,500,000	1,532,367
Voya Financial, Inc., 4.8%, 6/15/2046		215,000	225,262
			19,129,773
Health Care 0.7%
Allergan Funding SCS, 4.75%, 3/15/2045		41,000	44,673
Celgene Corp., 5.0%, 8/15/2045		155,000	176,243
Endo Dac:
144A, 6.0%, 7/15/2023		285,000	247,060
144A, 6.0%, 2/1/2025		200,000	169,250
Express Scripts Holding Co.:
3.4%, 3/1/2027		325,000	319,493
4.8%, 7/15/2046		245,000	255,678
Gilead Sciences, Inc., 4.15%, 3/1/2047		210,000	211,733
LifePoint Health, Inc., 5.375%, 5/1/2024		70,000	72,982
Mylan NV, 5.25%, 6/15/2046		285,000	311,643
Stryker Corp., 4.625%, 3/15/2046		120,000	132,634
Tenet Healthcare Corp., 6.75%, 6/15/2023 (b)		510,000	503,625
			2,445,014
Industrials 1.1%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	543,025
144A, 7.75%, 3/15/2020		260,000	284,050
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	190,125
FedEx Corp., 4.55%, 4/1/2046		175,000	185,565
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		245,000	256,025
Masonite International Corp., 144A, 5.625%, 3/15/2023		205,000	215,250
Meritor, Inc., 6.25%, 2/15/2024		100,000	105,500
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	814,000
Ply Gem Industries, Inc., 6.5%, 2/1/2022		405,000	423,537
United Rentals North America, Inc., 7.625%, 4/15/2022		451,000	471,295
			3,488,372
Information Technology 1.1%
Cardtronics, Inc., 5.125%, 8/1/2022		130,000	132,600
Dell International LLC:
144A, 4.42%, 6/15/2021		650,000	685,997
144A, 8.1%, 7/15/2036		170,000	214,354
DXC Technology Co., 144A, 4.75%, 4/15/2027		1,445,000	1,522,485
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		415,000	414,132
5.75%, 12/1/2034		330,000	305,139
Xilinx, Inc., 2.95%, 6/1/2024		445,000	449,443
			3,724,150
Materials 2.5%
AK Steel Corp., 7.0%, 3/15/2027 (b)		2,000,000	2,092,500
Cascades, Inc., 144A, 5.5%, 7/15/2022		120,000	124,200
CF Industries, Inc., 144A, 4.5%, 12/1/2026		105,000	109,103
Constellium NV:
144A, 6.625%, 3/1/2025 (b)		1,000,000	1,000,000
144A, 7.875%, 4/1/2021		250,000	266,875
Evraz Group SA, 144A, 5.375%, 3/20/2023		1,600,000	1,608,800
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	127,200
Hexion, Inc., 6.625%, 4/15/2020		255,000	239,381
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		260,000	269,100
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		410,000	428,075
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		5,000	5,263
6.875%, 2/15/2021		1,351,362	1,388,525
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		60,000	69,600
Tronox Finance LLC:
6.375%, 8/15/2020		40,000	40,200
144A, 7.5%, 3/15/2022 (b)		330,000	345,675
United States Steel Corp., 144A, 8.375%, 7/1/2021		110,000	121,687
WR Grace & Co-Conn, 144A, 5.625%, 10/1/2024		65,000	70,038
			8,306,222
Real Estate 1.7%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		440,000	433,947
(REIT), 5.95%, 12/15/2026 (b)		555,000	556,683
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		260,000	290,709
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		730,000	730,042
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		1,000,000	1,075,865
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		460,000	471,437
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		325,000	335,563
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		500,000	502,641
(REIT), 4.95%, 4/1/2024		380,000	397,962
Select Income REIT:
(REIT), 4.15%, 2/1/2022		380,000	384,672
(REIT), 4.25%, 5/15/2024		145,000	144,322
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		95,000	99,187
(REIT), 4.875%, 6/1/2026		55,000	58,768
			5,481,798
Telecommunication Services 3.1%
AT&T, Inc.:
3.4%, 5/15/2025		675,000	664,947
3.9%, 8/14/2027 (c)		475,000	474,501
4.5%, 5/15/2035		560,000	545,364
5.15%, 2/14/2050 (c)		545,000	542,232
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		475,000	493,406
Series Y, 7.5%, 4/1/2024		500,000	543,125
Frontier Communications Corp.:
6.875%, 1/15/2025 (b)		895,000	709,574
7.125%, 1/15/2023		1,670,000	1,365,225
Level 3 Financing, Inc., 5.375%, 5/1/2025		250,000	265,625
Sprint Corp., 7.125%, 6/15/2024		1,265,000	1,386,756
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		1,570,000	1,591,509
Telefonica Emisiones SAU, 5.213%, 3/8/2047		675,000	748,286
Verizon Communications, Inc., 4.272%, 1/15/2036		310,000	297,443
Zayo Group LLC:
6.0%, 4/1/2023		140,000	147,525
6.375%, 5/15/2025		325,000	352,219
			10,127,737
Utilities 3.4%
Calpine Corp.:
5.375%, 1/15/2023 (b)		280,000	270,900
5.75%, 1/15/2025		130,000	121,388
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	101,020
7.625%, 11/1/2024 (b)		585,000	576,956
Electricite de France SA, 144A, 4.75%, 10/13/2035		445,000	481,166
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		4,000,000	4,056,120
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		3,000,000	3,225,000
NGL Energy Partners LP, 5.125%, 7/15/2019		155,000	153,644
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		1,950,000	2,023,125
Southern Power Co., Series F, 4.95%, 12/15/2046		137,000	143,428
			11,152,747
Total Corporate Bonds (Cost $101,673,856)			103,929,983
Mortgage-Backed Securities Pass-Throughs 6.8%
Federal Home Loan Mortgage Corp., 4.5%, 4/1/2047		7,123,589	7,645,034
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2040 until 12/1/2042		4,457,887	4,711,420
4.5%, 9/1/2039		2,146,411	2,316,367
Government National Mortgage Association, 4.0%, 5/20/2047		7,261,031	7,667,103
Total Mortgage-Backed Securities Pass-Throughs (Cost $22,388,242)			22,339,924
Asset-Backed 3.6%
Automobile Receivables 0.1%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	171,650
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		101,489	103,071
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 1.366% **, 8/25/2036		240,791	240,632
			343,703
Miscellaneous 3.4%
Apidos CLO XXI, "B", Series 2015-21A, 144A, 3.858% **, 7/18/2027		2,000,000	2,005,708
Cumberland Park CLO Ltd., "C", Series 2015-2A, 144A, 4.006% **, 7/20/2026		2,250,000	2,250,130
Dell Equipment Finance Trust:
"C", Series 2017-1, 144A, 2.95%, 4/22/2022		470,000	470,908
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	981,709
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,710,000	1,725,287
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3.028% **, 7/18/2030		1,130,000	1,129,979
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		861,069	851,398
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 2.716% **, 7/20/2030		2,000,000	1,979,960
			11,395,079
Total Asset-Backed (Cost $11,871,524)			11,910,432
Commercial Mortgage-Backed Securities 3.6%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.115% **, 12/15/2040		2,204,222	2,220,465
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,850,000	1,940,890
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.547% ***, 12/25/2024		7,446,735	256,267
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		3,408,588	3,343,318
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,800,000	2,851,504
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	130,064
JPMorgan Chase Commercial Mortgage Securities Corp., "B", Series 2005-LDP4, 5.129%, 10/15/2042		1,268,831	1,264,946
Total Commercial Mortgage-Backed Securities (Cost $11,941,797)			12,007,454
Collateralized Mortgage Obligations 6.5%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.589% **, 2/25/2034		199,040	198,700
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.908% **, 12/25/2035		620,609	629,708
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		201,480	174,307
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		367,173	365,135
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 3.366% **, 9/25/2028		1,927,868	1,955,055
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,418,531	65,305
"H", Series 4865, 4.0%, 8/15/2044		3,423,746	3,636,029
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		8,182,453	1,575,325
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,619,762	133,901
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		85,937	3,983
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		149,117	6,435
"A", Series 172, Interest Only, 6.5%, 1/1/2024		264,319	38,306
Federal National Mortgage Association:
"ZL" , Series 2017-55, 3.0%, 10/25/2046		1,503,750	1,408,851
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,822,534	354,612
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		8,947,796	1,089,903
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,972,723	3,002,939
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		3,584,957	688,528
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,528,518	201,103
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		2,120,359	326,828
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		189,373	33,768
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		267,264	45,003
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		773,407	141,045
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		898,581	152,176
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		656,916	113,486
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.345% **, 4/25/2036		949,963	922,946
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 2.665% **, 10/25/2035		512,866	513,256
"2A", Series 2003-A6, 3.282% **, 10/25/2033		340,459	340,762
RESIMAC, "A2", Series 2017-2, 2.814%, 1/15/2049 (c)	AUD	3,000,000	2,400,000
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 3.199% **, 6/25/2035		458,496	458,940
"2A3",Series 2004-EE, 3.278% **, 12/25/2034		263,827	262,241
Total Collateralized Mortgage Obligations (Cost $18,649,557)			21,238,576
Government & Agency Obligations 29.5%
Other Government Related (d) 4.8%
Petroleos Mexicanos, 4.875%, 1/24/2022		1,500,000	1,565,400
Sberbank of Russia:
144A, 5.125%, 10/29/2022		3,000,000	3,099,396
Series 7, REG S, 5.717%, 6/16/2021		500,000	537,790
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		3,555,000	3,908,723
Vnesheconombank:
REG S, 4.032%, 2/21/2023	EUR	3,735,000	4,754,875
144A, 6.025%, 7/5/2022		1,700,000	1,814,556
			15,680,740
Sovereign Bonds 15.8%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		3,000,000	3,063,420
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	106,800,000,000	8,668,883
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	410,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		2,500,000	2,460,265
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	40,086,984	2,137,034
Republic of Angola, 144A, 9.5%, 11/12/2025		2,500,000	2,661,625
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		4,850,000	3,150,075
Republic of Argentina Inflation-Linked Bond, 5.83%, 12/31/2033	ARS	377	165
Republic of Armenia, 144A, 6.0%, 9/30/2020		1,500,000	1,578,750
Republic of Azerbaijan, 144A, 4.75%, 3/18/2024		3,500,000	3,563,070
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b)		1,000,000	1,090,790
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	495,352
Republic of Namibia, 144A, 5.25%, 10/29/2025		3,750,000	3,867,938
Republic of Portugal, 144A, 5.125%, 10/15/2024		6,100,000	6,248,230
Republic of Senegal:
144A, 6.25%, 7/30/2024		1,500,000	1,597,500
144A, 8.75%, 5/13/2021		1,350,000	1,547,708
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		3,220,000	3,364,198
State of Qatar, 144A, 2.375%, 6/2/2021		3,200,000	3,157,760
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	58,160,700	3,034,060
			52,096,823
U.S. Treasury Obligations 8.9%
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		11,042,000	11,032,393
2.375%, 5/15/2027		18,100,000	18,229,379
			29,261,772
Total Government & Agency Obligations (Cost $94,820,050)			97,039,335
Loan Participations and Assignments 2.6%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.984%, 5/20/2021		1,545,539	1,550,694
Calpine Corp., Term Loan B5, 4.05%, 1/15/2024		1,960,000	1,970,133
DaVita HealthCare Partners, Inc., Term Loan B, 3.984%, 6/24/2021		698,400	706,365
First Data Corp., Term Loan, 3.727%, 4/26/2024		545,241	548,894
MacDermid, Inc., Term Loan B6, 4.234%, 6/7/2023		1,211,333	1,219,660
MEG Energy Corp., Term Loan B, 4.733%, 12/31/2023		279,500	278,889
NRG Energy, Inc., Term Loan B, 3.546%, 6/30/2023		970,630	974,877
Ply Gem Industries, Inc., Term Loan, 4.296%, 2/1/2021		208,392	210,020
Valeant Pharmaceuticals International, Inc., Term Loan B, 5.98%, 4/1/2022		1,209,011	1,233,118
Total Loan Participations and Assignments (Cost $8,619,697)			8,692,650
Short-Term U.S. Treasury Obligation 1.1%
U.S. Treasury Bill, 0.59% ****, 8/10/2017 (f) (Cost $3,537,343)		3,538,000	3,537,165
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $535,035)		534,029	517,742
		Shares	Value ($)
Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc.*		53,783	20,018
GEO Specialty Chemicals, Inc. 144A*		966	360
Total Common Stocks (Cost $131,472)			20,378
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $70,220)		315	3,393
Exchange-Traded Funds 9.8%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		120,000	10,669,200
SPDR Bloomberg Barclays High Yield Bond ETF (b)		390,000	14,586,000
VanEck Vectors JPMorgan EM Local Currency Bond ETF (b)		372,500	7,163,175
Total Exchange-Traded Funds (Cost $32,190,800)			32,418,375
Securities Lending Collateral 13.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (g) (h) (Cost $44,844,024)		44,844,024	44,844,024
Cash Equivalents 5.8%
Deutsche Central Cash Management Government Fund, 1.07% (g) (h) (Cost $19,116,916)		19,116,916	19,116,916
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $370,390,533) †		114.6	377,616,347
Other Assets and Liabilities, Net		(14.6)	(48,084,535)
Net Assets		100.0	329,531,812

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
***	These securities are shown at their current rate as of July 31, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $370,790,571. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $6,825,776. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,508,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,682,273.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $43,542,521, which is 13.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	100	13,504,688	(89,078)

At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/20/2017	218	27,444,156	(19,183)
2 Year U.S. Treasury Note	USD	9/29/2017	200	43,268,750	(31,642)
5 Year U.S. Treasury Note	USD	9/29/2017	100	11,814,844	(15,811)
Total unrealized depreciation					(66,636)

At July 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)
6/20/2022	15,000,000	5.0%	Markit CDX North America High Yield Index	1,206,077	181,509

(i)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,996,134	EUR	4,439,512	8/14/2017	263,498	Citigroup, Inc.
USD	3,000,000	JPY	333,060,300	8/21/2017	24,074	JPMorgan Chase Securities, Inc.
USD	7,891,147	MXN	145,680,000	9/12/2017	233,511	Citigroup, Inc.
MXN	207,500,000	USD	11,696,660	10/23/2017	197,265	HSBC Bank U.S.A.
Total unrealized appreciation					718,348
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	333,060,300	USD	2,991,090	8/21/2017	(32,985)	BNP Paribas
EUR	11,407,000	USD	13,360,631	10/27/2017	(207,175)	Credit Agricole
Total unrealized depreciation					(240,160)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$103,929,983	$—	$103,929,983
Mortgage-Backed Securities Pass-Throughs	—	22,339,924	—	22,339,924
Asset-Backed	—	11,910,432	—	11,910,432
Commercial Mortgage-Backed Securities	—	12,007,454	—	12,007,454
Collateralized Mortgage Obligations	—	21,238,576	—	21,238,576
Government & Agency Obligations	—	97,039,335	—	97,039,335
Loan Participations and Assignments	—	8,692,650	—	8,692,650
Short-Term U.S. Treasury Obligation	—	3,537,165	—	3,537,165
Convertible Bond	—	—	517,742	517,742
Common Stocks	—	—	20,378	20,378
Warrant	—	—	3,393	3,393
Exchange-Traded Funds	32,418,375	—	—	32,418,375
Short-Term Investments (j)	63,960,940	—	—	63,960,940
Derivatives (k)
Credit Default Swap Contracts	—	181,509	—	181,509
Forward Foreign Currency Exchange Contracts	—	718,348	—	718,348
Total	$96,379,315	$281,595,376	$541,513	$378,516,204
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(155,714)	$—	$—	$(155,714)
Forward Foreign Currency Exchange Contracts	—	(240,160)	—	(240,160)
Total	$(155,714)	$(240,160)	$—	$(395,874)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 181,509	$ —
Foreign Exchange Contracts	$ —	$ —	$ 478,188
Interest Rate Contracts	$ (155,714)	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017